UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21260
                                                     ---------


                           CM Advisers Family of Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


              805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
     116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802
    ------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------


                  Date of fiscal year end: Last Day of February
                                           --------------------


                    Date of reporting period: August 31, 2005
                                              ---------------

Item 1. REPORTS TO STOCKHOLDERS.


________________________________________________________________________________


                                CM ADVISERS FUND

________________________________________________________________________________

                   a series of the CM Advisers Family of Funds




                               Semi-Annual Report
                                   (Unaudited)


                      FOR THE PERIOD ENDED AUGUST 31, 2005


                               INVESTMENT ADVISER
                          Van Den Berg Management, Inc.
                            (d/b/a CM Fund Advisers)
                              805 Las Cimas Parkway
                                    Suite 430
                               Austin, Texas 78746


                                CM ADVISERS FUND
                              805 Las Cimas Parkway
                                    Suite 430
                               Austin, Texas 78746
                                 1-800-773-3863


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                            116 South Franklin Street
                        Rocky Mount, North Carolina 27804
                                 1-800-773-3863






This report and the financial statements contained herein are submitted for the general information of the shareholders for the CM Advisers Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
All investments carry risks, and investment in the Fund is no exception. No investment strategy works all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. Investment in the Fund is also subject to the following risks: market risk, interest rate risk, management style risk, business and sector risk, small company risk, non-diversified risk, foreign securities risk, bond interest rate risk and credit risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted herein represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 1% of the amount redeemed is imposed on redemptions of Fund shares occurring within one year following the issuance of such shares. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------


            Asset Allocation as of August 31, 2005 (% of net assets)
            --------------------------------------------------------

[Pie Chart Included Here]

U.S Government Obligations - 37.95%
Corporate Bonds - 0.13%
U.S. Treasury Money Market Fund - 10.65%
Common Stock - 50.85%
   Aerospace / Defense - 0.45%
   Beverages - 2.62%
   Closed-ended Funds - 0.31%
   Commercial Services - 5.59%
   Computers - 1.08%
   Distribution / Wholesale - 2.47%
   Electrical Components & Equipment - 1.89%
   Engineering & Construction - 0.72%
   Household Products / Wares - 5.31%
   Housewares - 2.66%
   Insurance - 3.34%
   Machinery - Construction & Mining - 0.79%
   Machinery - Diversified - 1.33%
   Media - 3.05%
   Metal Fabrication / Hardware - 2.52%
   Miscellaneous Manufacturing - 2.54%
   Oil & Gas - 3.07%
   Oil & Gas Services - 0.99%
   Packaging & Containers - 0.62%
   Pharmaceuticals - 4.03%
   Retail - 3.95%
   Semiconductors - 0.27%
   Textiles - 1.25%

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

Fund Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees for shares redeemed within one year and
(2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees for shares redeemed within one year. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                       Beginning               Ending
                      Account Value         Account Value        Expenses Paid
Expense Example       March 1, 2005        August 31, 2005       During Period*
-------------------------------------------------------------------------------
Actual                  $1,000.00             $1,079.10              $7.86
-------------------------------------------------------------------------------
Hypothetical
  (5% return before
  expenses)             $1,000.00             $1,017.64              $7.63
-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).

CM ADVISERS FUND

Schedule of Investments
(Unaudited)

As of August 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                      Shares or      Market Value                                       Shares or      Market Value
                                      Principal        (Note 1)                                         Principal        (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 50.85%                                               Machinery - Diversified - 1.33%
                                                                        Robbins & Myers, Inc.             82,005       $  1,798,370
Aerospace/Defense - 0.45%                                                                                              ------------
  Kaman Corporation                    25,340       $    607,907     Media - 3.05%
                                                    ------------        Dow Jones & Co Inc                92,790          3,790,471
Beverages - 2.62%                                                       Reader's Digest
  Anheuser-Busch                                                           Association, Inc.              21,475            349,184
     Companies, Inc.                   80,245          3,555,656                                                       ------------
                                                    ------------                                                          4,139,655
Closed-ended Funds - 0.31%                                                                                             ------------
  Central Fund of Canada Ltd.          81,135            425,959     Metal Fabricate/Hardware - 2.52%
                                                    ------------        Ampco-Pittsburgh Corporation      11,000            155,100
 Commercial Services - 5.59%                                         *  NS Group, Inc.                    78,490          3,266,754
   CDI Corporation                     104,290         2,810,615                                                       ------------
   Clark, Inc.                          84,315         1,370,962                                                          3,421,854
   CPI Corporation                       4,800            83,040                                                       ------------
   Manpower, Inc.                       73,500         3,311,910     Miscellaneous Manufacturing - 2.54%
                                                    ------------        Eastman Kodak Company              7,930            193,254
                                                       7,576,527        Myers Industries, Inc.            32,703            402,247
                                                    ------------     *  Peerless Manufacturing Co.         5,900             93,220
Computers - 1.08%                                                       SPX Corporation                   60,120          2,737,865
  Imation Corp.                        32,500          1,368,575        Trinity Industries, Inc.             350             13,100
* Maxwell Technologies, Inc.            7,340            102,613                                                       ------------
                                                    ------------                                                          3,439,686
                                                       1,471,188                                                       ------------
                                                    ------------     Oil & Gas - 3.07%
Distribution/Wholesale - 2.47%                                          Helmerich & Payne, Inc.           34,500          2,049,990
  W.W. Grainger, Inc.                  52,175          3,355,896     *  Transocean Inc.                   35,845          2,116,289
                                                    ------------                                                       ------------
Electrical Components & Equipment - 1.89%                                                                                 4,166,279
  Graham Corporation                   31,500          1,202,985                                                       ------------
* Powell Industries, Inc.              61,240          1,354,016     Oil & Gas Services - 0.99%
                                                    ------------        Tidewater, Inc.                   30,175          1,343,994
                                                       2,557,001                                                       ------------
                                                    ------------     Packaging & Containers - 0.62%
Engineering & Construction - 0.72%                                      Sonoco Products Company           29,380            835,273
* Layne Christiansen Company           38,155            980,965                                                       ------------
                                                    ------------     Pharmaceuticals - 4.03%
Household Products/Wares - 5.31%                                        Omnicare, Inc.                    34,900          1,833,995
  Avery Dennison Corporation           67,065          3,583,954        Pfizer, Inc.                     142,765          3,636,225
  Kimberly-Clark Corporation           57,925          3,609,886                                                       ------------
                                                    ------------                                                          5,470,220
                                                       7,193,840                                                       ------------
                                                    ------------     Retail - 3.95%
Housewares - 2.66%                                                      Wal-Mart Stores, Inc.            119,070          5,353,387
  Newell Rubbermaid, Inc.             153,965          3,607,400                                                       ------------
                                                    ------------     Semiconductors - 0.27%
Insurance - 3.34%                                                    *  Parlex Corp.                      55,125            366,581
  Marsh & McLennan Cos, Inc.          161,460          4,528,953                                                       ------------
                                                    ------------     Textiles - 1.25%
Machinery - Construction & Mining - 0.79%                            *  The Dixie Group, Inc.            100,091          1,693,540
                                                                                                                       ------------
* Astec Industries, Inc.               34,600          1,074,330     Total Common Stocks (Cost $57,981,318)              68,964,461
                                                    ------------                                                       ------------


                                                                                                                        (Continued)

CM ADVISERS FUND

Schedule of Investments
(Unaudited)

As of August 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                      Shares or      Market Value
                                      Principal        (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

U.S GOVERNMENT OBLIGATIONS - 37.95%

  United States Treasury Bill
     0.000%, 10/20/2005             $ 24,300,000    $ 24,191,209
  United States Treasury Strip Principal Only
     0.000%, 05/15/2030               46,630,000      16,260,627
  United States Treasury Notes
     3.500%, 02/15/2010                4,500,000       4,434,435
     4.000%, 02/15/2014                1,000,000         999,570
     4.000%, 02/15/2015                5,600,000       5,583,592

Total U.S Government Obligations
        (Cost $49,456,826)                            51,469,433
                                                    ------------

CORPORATE BOND - 0.13%
  AAR Corporation
     6.875%, 12/15/2007
     (Cost $164,442)                     180,000         181,800
                                                    ------------

MONEY MARKET FUND - 10.65%
  Evergreen Institutional Treasury Money
     Market Fund Class I #497
     (Cost $14,445,107)               14,445,107      14,445,107
                                                    ------------

Total Investments
     (Cost $122,047,693) - 99.58%                    135,060,801
Other Assets less Liabilities - 0.42%                    575,460
                                                    ------------

Net Assets - 100.00%                                $135,636,261
                                                    ============


* Non-income producing investment.







See Notes to Financial Statements

CM ADVISERS FUND

Statement of Assets and Liabilities
(Unaudited)

As of August 31, 2005
--------------------------------------------------------------------------------

Assets:
  Investments, at value (cost $122,047,693)                        $135,060,801
  Receivables:
     Fund shares sold                                                   644,056
     Income                                                             216,957
  Prepaid expenses                                                       23,513
                                                                   ------------

  Total assets                                                      135,945,327

Liabilities:
  Payables:
     Investments purchased                                              282,019
     Accrued expenses                                                    27,047
                                                                   ------------

  Total liabilities                                                     309,066
                                                                   ------------

Net Assets                                                         $135,636,261
                                                                   ============

Net Assets Consist of:
  Capital (par value and paid in surplus)                          $121,148,262
  Undistributed net investment income                                 1,061,288
  Undistributed net realized gain on investments                        413,603
  Net unrealized appreciation on investments                         13,013,108
                                                                   ------------

  Total Net Assets                                                 $135,636,261
                                                                   ============

  Shares Outstanding, $0.001 par value
     (unlimited shares authorize)                                    10,930,874
  Net Asset Value, Offering Price and Redemption
     Price Per Share                                               $      12.41





See Notes to Financial Statements

CM ADVISERS FUND

Statement of Operations
(Unaudited)

For the period ended August 31, 2005
--------------------------------------------------------------------------------

Investment Income:
  Interest                                                         $  1,304,613
  Dividends                                                             485,728
                                                                   ------------

  Total Income                                                        1,790,341

Expenses:
  Advisory fees (note 2)                                                658,903
  Administration fees (note 2)                                           71,616
  Transfer agent fees (note 2)                                            9,658
  Blue sky administration fees (note 2)                                   4,074
  Fund accounting fees (note 2)                                          18,771
  Compliance service fees (note 2)                                        3,906
  Custody fees (note 2)                                                  12,054
  Distribution and service fees (note 3)                                131,781
  Legal fees                                                             10,081
  Audit and tax preparation fees                                          6,806
  Registration and filing expenses                                       20,165
  Shareholder servicing expenses                                          8,067
  Printing expenses                                                       2,773
  Trustee fees and meeting expenses                                      13,611
  Securities pricing fees                                                 1,110
  Other operating expenses                                                6,050
                                                                   ------------

  Total Expenses                                                        979,426

  Advisory fees waived (note 2)                                         (59,065)
  Distribution and service fees waived (note 3)                        (131,781)
                                                                   ------------

  Net Expenses                                                          788,580
                                                                   ------------

Net Investment Income                                                 1,001,761
                                                                   ============

Net Realized and Unrealized Gain on Investments

  Net realized gain from investment transactions                        186,545
  Change in unrealized appreciation on investments                    7,446,888
                                                                   ------------

Net Realized and Unrealized Gain on Investments                       7,633,433

Net Increase in Net Assets Resulting from Operations               $  8,635,194
                                                                   ============





See Notes to Financial Statements

CM ADVISERS FUND

Statements of Changes in Net Assets

                                                                                            August 31,                 February 28,
For the period and fiscal year ended:                                                        2005 (a)                      2005
------------------------------------------------------------------------------------------------------------------------------------

Operations:
  Net investment income                                                                   $  1,001,761                 $     59,527
  Net realized gain from investment transactions                                               186,545                      413,914
  Change in unrealized appreciation on investments                                           7,446,888                    4,140,252
                                                                                          ------------                 ------------

Net Increase in Net Assets Resulting from Operations                                         8,635,194                    4,613,693

Distributions to Shareholders: (note 5)
     Net realized gain from investment transactions                                               -                        (186,856)
                                                                                          ------------                 ------------

Decrease in Net Assets Resulting from Distributions                                               -                        (186,856)

Capital Share Transactions: (note 6)
     Shares sold                                                                            52,736,010                   43,193,286
     Redemption fees (note 1)                                                                   39,011                       29,966
     Reinvested dividends and distributions                                                       -                         175,172
     Shares repurchased                                                                     (5,766,112)                  (4,421,709)
                                                                                          ------------                 ------------

Increase from Capital Share Transactions                                                    47,008,909                   38,976,715

Net Increase in Net Assets                                                                  55,644,103                   43,403,552
                                                                                          ============                 ============

Net Assets:
     Beginning of period                                                                    79,992,158                   36,588,606
     End of period                                                                        $135,636,261                 $ 79,992,158

Undistributed Net Investment Income                                                       $  1,061,288                 $     59,527


(a) Unaudited.









See Notes to Financial Statements

CM ADVISERS FUND

Financial Highlights

For a share outstanding during the                                     August 31,              February 28,        February 29,
period or fiscal years ended                                            2005 (a)                  2005                2004 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                 $      11.50             $      10.74         $      10.00

Income from Investment Operations
  Net investment income (loss)                                               0.09                     0.01                (0.01)
  Net realized and unrealized gain on securities                             0.82                     0.78                 0.75
                                                                     ------------             ------------         ------------

Total from Investment Operations                                             0.91                     0.79                 0.74

Less Distributions:
  Dividends (from net realized gains)                                           -                    (0.03)                   -
                                                                     ------------             ------------         ------------

Total Distributions                                                             -                    (0.03)                   -

Net Asset Value, End of Period                                       $      12.41             $      11.50         $      10.74
                                                                     ============             ============         ============

Total return                                                                 7.91 %                   7.36 %               7.40 %

Net Assets, End of Period (in thousands)                             $    135,636             $     79,992         $     36,589

Average Net Assets for the Period (in thousands)                     $    104,565             $     58,984         $     17,513

Ratios of:
Gross Expenses to Average Net Assets                                         1.86 %(c)                2.03 %               2.84 %(c)
Net Expenses to Average Net Assets                                           1.50 %(c)                1.50 %               1.50 %(c)
Net Investment Income (Loss) to Average Net Assets                           1.90 %(c)                0.10 %              (0.30)%(c)

Portfolio turnover rate                                                      0.88 %                  18.08 %               6.26 %


(a) Unaudited.
(b) For the period from May 13, 2003 (Date of Initial Public Investment) through February 29, 2004.
(c) Annualized.






See Notes to Financial Statements

CM ADVISERS FUND

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

1.   Organization    and   Significant    Certain    dividends    from   foreign
     Accounting Policies                  securities will be recorded as soon as
                                          the Trust is informed of the  dividend
The CM Advisers Fund (the "Fund") is a if such information is obtained series fund. The Fund is part of the subsequent to the ex-dividend date.
CM  Advisers   Family  of  Funds  (the    Interest  income  is  recorded  on the
"Trust"),  which  was  organized  as a    accrual     basis     and     includes
Delaware   Statutory   Trust   and  is    amortization    of    discounts    and
registered    under   the   Investment    premiums.   Gains   and   losses   are
Company Act of 1940 (the "1940 Act"), determined on the identified cost as amended, as an open-ended basis, which is the same base used for
management   investment  company.  The    federal income tax purposes.
Fund in this report is classified as a
non-diversified  series  of  shares as    Expenses
defined in the 1940 Act.                  The  Fund  bears   expenses   incurred
                                          specifically  on its behalf as well as
The   CM   Advisers   Fund   commenced    a portion of general  expenses,  which
operations   on  May  13,  2003.   The    are  allocated  according  to  methods
investment objective of the Fund is to    approved annually by the Trustees.
provide  long-term  growth of  capital
through    investments    in    equity    Dividend Distributions
securities, consisting primarily of The Fund may declare and distribute common and preferred stocks and dividends from net investment income
securities   convertible  into  common    (if any) annually.  Distributions from
stocks, as well as fixed income capital gains (if any) are generally securities such as U.S. government declared and distributed annually. The
obligations and corporate bonds.          Fund  may  also  make  a  supplemental
                                          distribution  subsequent to the end of
The following accounting policies have    its fiscal year.
been consistently followed by the Fund
and are in conformity  with accounting    Estimates
principles generally accepted in the The preparation of financial United States of America in the statements in conformity with
investment company industry.              accounting     principles    generally
                                          accepted  in  the  United   States  of
Investment Valuation                      America  requires  management  to make
The Fund's investments in securities estimates and assumptions that affect are carried at value. Securities the amount of assets, liabilities, listed on an exchange or quoted on a expenses and revenues reported in the national market system are valued at financial statements. Actual results
the last  sales  price as of 4:00 p.m.    could differ from those estimates.
Eastern Time. Other securities  traded
in  the  over-the-counter  market  and    Fees on Redemptions
listed securities for which no sale The Fund charges a redemption fee of was reported on that date are valued 1.00% of the amount redeemed on
at  the   most   recent   bid   price.    redemptions   of   the   Fund   shares
Securities   and   assets   for  which    occurring  within  one year  following
representative  market  quotations are    the  issuance  of  such  shares.   The
not readily available (e.g., if the Redemption Fee is not a fee to finance exchange on which the portfolio sales or sales promotion expenses, but security is principally traded closes is paid to the Fund to defray the early or if trading of the particular costs of liquidating an investor and portfolio security is halted during discouraging short-term trading of the day and does not resume prior to Fund shares. No Redemption Fee will be the Fund's net asset value imposed on the redemption of shares calculation) or which cannot be representing dividends or capital gain accurately valued using the Fund's distributions, or on amounts normal pricing procedures are valued representing capital appreciation of
at fair  value as  determined  in good    shares.
faith under  policies  approved by the
Trustees. A portfolio security's "fair    Federal Income Taxes
value" price may differ from the price No provision for income taxes is next available for that portfolio included in the accompanying financial security using the Fund's normal statements, as the Fund intends to pricing procedures. Open-ended distribute to shareholders all taxable investment companies are valued at net investment income and realized gains asset value. Instruments with and otherwise comply with Subchapter M
maturities  of 60  days  or  less  are    of   the    Internal    Revenue   Code
valued  at   amortized   cost,   which    applicable  to  regulated   investment
approximates market value.                companies.

Investment Transactions and Investment    Indemnifications
Income                                    Under   the   Fund's    organizational
Investment transactions are accounted documents, its officers and Trustees for as of the date purchased or sold are indemnified against certain
(trade  date).   Dividend   income  is    liabilities
recorded  on  the  ex-dividend   date.

                                                                     (Continued)

CM ADVISERS FUND

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

arising  out  of  the  performance  of    per share).
their duties to the Fund. In addition,
in the normal course of business,  the    Administrator
Fund enters into contracts with it's The Fund pays a monthly administration vendors and others that provide for fee to The Nottingham Company (the
general  indemnifications.  The Fund's    "Administrator")    based   upon   the
maximum exposure under these average daily net assets of the Fund arrangements is unknown, as this would and calculated at the annual rates as involve future claims that may be made shown in the schedule provided on the against the Fund. The Fund expects the following page. The Administrator also
risk of loss to be remote.                receives a fee to procure  and pay the
                                          fund's      custodian,      additional
2.   Agreements                           compensation  for fund  accounting and
                                          recordkeeping  service and  additional
Adviser                                   compensation    for   certain    costs
The Fund pays a monthly advisory fee involved with the daily valuation of to Van Den Berg Management, Inc. securities and as reimbursement for
(d/b/a   CM   Fund    Advisers)   (the    out-of-pocket expenses. A breakdown of
"Adviser")  based upon the annual rate    these is provided below.
of 1.25% of the Fund's  average  daily
net  assets.  The  Adviser has entered    Compliance Services
into a contractual agreement (the The Nottingham Compliance Services, "Expense Limitation Agreement") with LLC, a fully owned affiliate of the the Fund under which it has agreed to Nottingham Company, provides services waive or reduce its fees and to assume which assists the Trust's Chief other expenses of the Fund, if Compliance Officer in monitoring and necessary, in an amount that limits testing the policies and procedures of
the Fund's  total  operating  expenses    the   Trust   in   conjunction    with
(exclusive    of   interest,    taxes,    requirements  under  Rule 38a-1 of the
brokerage fees and commissions, Investment Company Act of 1940. It extraordinary expenses, and payments, receives compensation for this service
if any,  under a Rule  12b-1  Plan) to    at an annual rate of $7,750.
not more  than  2.00%  of the  average
daily  net  assets of the Fund for the    Transfer Agent
period ending August 31, 2005. The North Carolina Shareholder Services, Adviser has voluntarily waived LLC ("Transfer Agent") serves as additional fees so that the Expense transfer, dividend paying, and
Ratio is not more than 1.50% of shareholder servicing agent for the average daily net assets. There can be Fund. It receives compensation for its no assurance that the Expense services based upon a $15 fee per Limitation Agreement or the voluntary shareholder per year, subject to a waiver will continue in the future. minimum fee of $1,500 per month, plus For the period ended August 31, 2005, $750 per month for each additional
the  Adviser  has  waived a portion of    class of shares, if any.
its fee  amounting  to $59,065  ($0.01

---------------------- ---------- --------------------- ---------- ---------------- ----------------- ---------- -------------------

                                                                                          Fund Accounting
        Administration Fees*                   Custody Fees*            Fund              Asset Based Fees
                                                                      Accounting                                      Blue Sky
     Average Net         Annual        Average Net        Annual         Fees          Average Net     Annual       Administration
       Assets             Rate           Assets            Rate       (monthly)          Assets         Rate         Fees (annual)
---------------------- ---------- --------------------- ---------- ---------------- ----------------- ---------- -------------------
First $50 Million        0.150%     First $100 Million    0.020%       $2,250           All Assets      0.01%      $150 per state
Next $50 Million         0.125%     Over $100 Million     0.009%
Next $50 Million         0.100%
Over $150 Million        0.075%
---------------------- ---------- --------------------- ---------- ---------------- ----------------- ---------- -------------------
*Minimum  monthly  fees of  $2,000  and $400  for  Administration  and  Custody,
respectively.

Distributor                               Certain  Trustees  and officers of the
Capital  Investment  Group,  Inc. (the    Trust   are  also   officers   of  the
"Distributor")  serves  as the  Fund's    Adviser,   the   Distributor   or  the
principal underwriter and distributor.    Administrator.
The  Distributor  receives  $5,000 per
year paid in monthly  installments for
services    provided    and   expenses
assumed.

                                                                     (Continued)


CM ADVISERS FUND

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

3.   Distribution and Service Fees        investments  for  federal  income  tax
                                          purposes. These balances are as of the
The Trustees,  including a majority of    latest  tax year  ended  February  28,
the Trustees  who are not  "interested    2005.
persons"  of the Trust as  defined  in
the Act, adopted a distribution plan Accumulated capital losses represent pursuant to Rule 12b-1 of the Act (the net capital loss carry-forwards as of "Plan"). The Act regulates the manner February 28, 2005 that may be
in   which  a   regulated   investment    available  to offset  future  realized
company may assume expenses of capital gains and thereby reduce distributing and promoting the sales future taxable gain distributions. As of its shares and servicing of its of February 28, 2005, there were no
shareholder    accounts.    The   Plan    capital loss carry-forwards.
provides   that  the  Fund  may  incur
certain expenses, which may not exceed    --------------------------------------
0.25% per annum of the Fund's  average    Undistributed Undistributed   Net
daily net assets for each year elapsed      Ordinary      Long-Term     Tax
subsequent  to  adoption  of the Plan,       Income         Gains   Appreciation
for  payment  to the  Distributor  and    --------------------------------------
others for items  such as  advertising      $59,527      $227,058     $5,566,220
expenses,       selling      expenses,    --------------------------------------
commissions,  travel or other expenses
reasonably intended to result in sales The aggregate cost of investments and of shares of the fund or support the composition of unrealized servicing of shareholder accounts. The appreciation and depreciation of Distributor has voluntarily waived all investment securities for federal of these fees amounting to $131,781 income tax purposes as of August 31, for the period ended August 31, 2005. 2005 are noted below. The primary There can be no assurance that this difference between book and tax voluntary waiver will continue in the appreciation and depreciation of
future.                                   investments    is   wash   sale   loss
                                          deferrals.

4.   Purchases and Sales of Investment
     Securities                           ------------------------------------------
                                           Federal      Aggregate Gross Unrealized
For the period  ended August 31, 2005,    Tax Cost      Appreciation   Depreciation
the  aggregate  cost of purchases  and    ------------ -------------- --------------
proceeds   from  sales  of  investment    $122,047,693  $14,195,960    $(1,182,852)
securities    (excluding    short-term    ------------ -------------- --------------
securities) were as follows:

                                          The    amount   of    dividends    and
---------------- ---------------------    distributions   from  net   investment
  Purchases of    Proceeds from Sales     income and net realized  capital gains
   Securities        of Securities        are  determined  in  accordance   with
---------------- ---------------------    federal income tax  regulations  which
  $49,445,128          $543,999           may  differ  from  generally  accepted
--------------------------------------    accounting      principles.      These
                                          differences   are  due  to   differing
--------------------------------------    treatments   for  items  such  as  net
 Purchases of          Sales of           short-term  gains,  deferral  of  wash
U.S. Obligations   U.S. Obligations       sale    losses,    foreign    currency
---------------- ---------------------    transactions,  net  investment  losses
  $23,625,767            $ -              and   capital   loss   carry-forwards.
---------------- ---------------------    Certain permanent  differences such as
                                          tax   returns  of   capital   and  net
5.   Federal Income Tax                   investment  losses,  if any,  would be
                                          classified  against  capital.   As  of
The tax components of capital shown in fiscal year ended, February 28, 2005, the tables below represent: (1) there were long-term capital gain distribution requirements the Fund distributions in the amount of
must  satisfy  under  the  income  tax    $186,856.  As  of  the  period  ended,
regulations, (2) losses or deductions August 31, 2005, there were no the Fund may be able to offset against dividends or distributions of net income and gains realized in the investment income or net realized
future  years,   and  (3)   unrealized    gains issued.
appreciation    or   depreciation   of
                                                                     (Continued)

CM ADVISERS FUND

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

6.       Capital Share Transactions

------------------------------------------------------ ---------------------------------------- ------------------------------------
                                                                       August 31,                             February 28,
For the period and fiscal year ended,                                   2005 (a)                                  2005
------------------------------------------------------ ---------------------------------------- ------------------------------------
Transactions in Fund Shares
     Shares sold                                                        4,461,181                             3,935,675
     Reinvested distributions                                                   -                                15,571
     Shares repurchased                                                  (487,824)                             (399,838)
Net Increase in Capital Share Transactions                              3,973,357                             3,551,408
Shares Outstanding, Beginning of Period                                 6,957,517                             3,406,109
Shares Outstanding, End of Period                                      10,930,874                             6,957,517
------------------------------------------------------ ---------------------------------------- ------------------------------------
(a) Unaudited.

7.   Change in Independent  Registered
     Public Accounting Firm

On May 4, 2005, Deloitte & Touche LLP disagreements, if not resolved to the was removed as the independent satisfaction of Deloitte & Touche LLP, registered public accounting firm for would have caused it to make reference the Trust. Deloitte & Touch LLP was to the subject matter of the
previously  engaged as the independent    disagreements  in connection  with its
registered public accounting firm to report. At no time did any of the audit the Fund's financial statements. events enumerated in paragraphs
                                          (1)(v)(A)  through  (D) of Item 304(a)
Deloitte & Touche  LLP issued  reports    of Regulation S-K occur.
on the Fund's financial  statements as
of February 28, 2005 and February 29, The Trust engaged Briggs, Bunting & 2004. Such reports did not contain an Dougherty, LLP as its new independent
adverse  opinion  or a  disclaimer  of    registered  public  accounting firm on
opinion,  nor were they  qualified  or    May 4, 2005. At no time  preceding the
modified  as  to  uncertainty,   audit    engagement   of   Briggs,   Bunting  &
scope, or accounting principles.          Dougherty,  LLP did the  Fund  consult
                                          Briggs,   Bunting  &  Dougherty,   LLP
The decision to remove Deloitte & regarding either (i) the application Touche LLP was approved by the Trust's of accounting principles to a
Audit Committee and ratified by the specified transaction, either Board of Trustees. At no time completed or proposed, or the type of preceding the removal of Deloitte & audit opinion that might be rendered
Touche LLP were there any on the Fund's financial statements, or disagreements with Deloitte & Touche (ii) any matter that was either the
LLP on any matter of accounting subject of a disagreement or a principles or practices, financial reportable event, as such terms are
statement   disclosure,   or  auditing    defined in Item 304 of Regulation S-K.
scope     or     procedure,      which

                                                                     (Continued)

CM ADVISERS FUND

Additional Information (unaudited)
--------------------------------------------------------------------------------

1.   Approval of  Advisory  Agreements
     During the Period

The Adviser supervises the Fund's Adviser's business and the Adviser's investments pursuant to an Investment Form ADV), the Board concluded that
Advisory Agreement ("Advisory the quality, extent, and nature of the Agreement"). During the Fund's most services provided by the Adviser were
recent fiscal half-year,  the Advisory    satisfactory   and  adequate  for  the
Agreement  came  up for  renewal.  The    Fund.
Trust's Board of Trustees  unanimously
approved the renewal of the Advisory In considering the investment Agreement for another year at a Board performance of the Fund and the
Meeting on May 4, 2005.                   Adviser,   the  Board   compared   the
                                          performance   of  the  Fund  with  the
In considering whether to renew the performance of benchmark indices, Advisory Agreement, the Board reviewed comparable funds managed by other and considered such information as the investment advisers, and comparable
Board deemed reasonably necessary, peer group indices. The Board also including the following material considered the consistency of the factors: (i) the nature, extent, and Adviser's management of the Fund with quality of the services to be provided the Fund's investment objective and by the Adviser to the Fund; (ii) the policies. Following further discussion investment performance of the Fund and of the short and long-term investment the Adviser, (iii) the costs of the performance of the Fund, the Adviser's services to be provided and profits to experience managing the Fund and be realized by the Adviser and its separate accounts, the Adviser's affiliates from the relationship with historical investment performance, and the Fund, including any benefits other factors, the Board concluded derived or to be derived by the that the investment performance of the
Adviser from the relationship with the    Fund and Adviser was satisfactory.
Fund;  and  (iv) the  extent  to which
economies of scale would be realized In considering the costs of the as the Fund grows and whether advisory services to be provided and profits to fee levels reflect these economies of be realized by the Adviser and its scale for the benefits of the Fund's affiliates from the relationship with
investors.                                the  Fund,  the Board  considered  the
                                          Adviser's  staffing,   personnel,  and
To aid it in its review, the Board methods of operating; the financial reviewed various informational condition of the Adviser and the level materials including, without of commitment to the Fund and the limitation, copies of the Advisory Adviser by the principals of the Agreement and Expense Limitation Adviser; the asset levels of the Fund; Agreement for the Fund; a memorandum the Adviser's payment of startup costs from the Adviser to the Board for the Fund; and the overall expenses including information about the of the Fund, including certain past Adviser, its business, its finances, fee waivers and reimbursements by the its personnel, its services to the Adviser on behalf of the Fund. The Fund, and comparative expense ratio Board reviewed the Fund's Expense information for other mutual funds Limitation Agreement with the Adviser with the strategy similar to the Fund and discussed the Adviser's past fee (the "Adviser Memo"); and a memorandum waivers under the Expense Limitation from Kilpatrick Stockton LLP (counsel Agreement in detail. In addition, the to the Trust) to the Board regarding Board considered that for the past two considerations relevant to a review of fiscal years, the Adviser voluntarily
investment   advisory   contracts   by    waived a greater  portion  of its fees
investment company trustees.              than  necessary  so  as to  limit  the
                                          Fund's   expenses   below   the  level
In considering the nature, extent, and    designated  in the Expense  Limitation
quality of the services provided by Agreement. The Board further noted the Adviser, the Board considered the that, due to the Adviser's past fee responsibilities the Adviser would waivers, the Fund had not collected
have under the Advisory Agreement. The    12b-1 fees since inception.
Board   reviewed  the  services  being
provided by the Adviser to the Fund The Board also considered potential including, without limitation, its benefits for the Adviser in managing investment advisory services since the the Fund, including promotion of the
Fund's inception, its effort during Adviser's name, the ability for the the Fund's start-up phase, its Adviser to place small accounts into coordination of services for the Fund the Fund, and the potential for the among the Fund's service providers, Adviser to generate soft dollars from and its efforts to promote the Fund Fund trades that may benefit the and assist in its distribution. The Adviser's clients other than the Fund.
Board  also  noted  that  the  Trust's    The  Board  then   compared  fees  and
chief  compliance  officer,  principal    expenses  to the  Fund in terms of the
executive officer, and principal type of fund, the style of investment financial officer are employees of the management, the size of fund, and the Adviser, and serve the Trust without nature of the investment strategy and
additional     compensation.     After    markets   invested   in,  among  other
reviewing  the  foregoing  information    factors.  The Board  determined  that,
and further information in the Adviser    while the
Memo   (e.g.,   descriptions   of  the
                                                                     (Continued)

CM ADVISERS FUND

Additional Information (unaudited)
--------------------------------------------------------------------------------

Fund's  gross  management  fee was the    arrangements  with  the  Adviser  were
same as one comparable fund and higher    fair and reasonable.
than others, the Fund's net management
fee after  contractual  and  voluntary    Based   upon  all  of  the   foregoing
waivers and reimbursements was lower considerations, the Board, including a than some of these comparable funds majority of the Trust's independent and higher than others. In addition, trustees, approved the renewal of the
the Board  determined  that the Fund's    Advisory Agreement.
net expense  ratio was lower than some
of these  comparable  funds and higher    2.   Proxy Voting  Policies and Voting
than others. Following this comparison         Record
and  upon  further  consideration  and
discussion of the foregoing, the Board A copy of the Trust's Proxy Voting and concluded that the fees to be paid to Disclosure Policy and the Advisor's the Adviser by the Fund were fair and Proxy Voting and Disclosure Policy are
reasonable.                               included  as  Appendix B to the Fund's
                                          Statement  of  Additional  Information
In considering the extent to which and is available, without charge, upon economies of scale would be realized request, by calling 1-800-773-3863.
as the  Fund  grows  and  whether  the    Information  regarding  how  the  Fund
advisory fee levels reflect these voted proxies relating to portfolio economies of scale for the benefits of securities during the most recent the Fund's investors, the Board 12-month period ended June 30 will be considered that the Fund's fee available (1) without charge, upon arrangements with the Adviser involve request, by calling the Fund at the both the management fee and the number above and (2) on the SEC's
Expense  Limitation   Agreement.   The    website at http://www.sec.gov.
Board   determined   that,  while  the
management  fee would  remain the same    3.   Quarterly Portfolio Holdings
at all  asset  levels,  the  Fund  has
experienced benefits from the Expense The Fund files its complete schedule Limitation Agreement, and will of portfolio holdings with the SEC for continue to do so until the Fund's the first and third quarters of each assets grow to a level where the fiscal year on Form N-Q. The Fund's
Adviser begins receiving its full Forms N-Q are available on the SEC's fees. Thereafter, the Board noted that website at http://www.sec.gov. You may the Fund would continue to benefit review and make copies at the SEC's from economies of scale under its Public Reference Room in Washington, agreements with service providers D.C. You may also obtain copies after other than the Adviser. Following paying a duplicating fee by writing further discussion of the Fund's asset the SEC's Public Reference Section, levels, expectations for growth, and Washington, D.C. 20549-0102 or by
levels of fees,  the Board  determined    electronic          request         to
that the Fund's fee arrangements with publicinfo@sec.gov, or is available, the Adviser continued to provide without charge, upon request, by benefits through the Expense calling the fund at 1-800-773-3863. Limitation Agreement and that, at the Information on the operation of the Fund's current and projected asset Public Reference Room may be obtained
levels for the next  year,  the Fund's    by calling the SEC at 202-942-8090.

________________________________________________________________________________


                                CM ADVISERS FUND

________________________________________________________________________________


                   a series of the CM Advisers Family of Funds














            This Report has been prepared for shareholders and may be
           distributed to others only if preceded or accompanied by a current prospectus.

Item 2. CODE OF ETHICS.

     Not applicable.


Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


Item 6. SCHEDULE OF INVESTMENTS.

     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

     None.


Item 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3) Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CM Advisers Family of Funds


By: (Signature and Title)        /s/ Arnold Van Den Berg
                                 ________________________________
                                 Arnold Van Den Berg
                                 Trustee, Chairman, President and
                                 Principal Executive Officer


Date: October 25, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Arnold Van Den Berg
                                 ________________________________
                                 Arnold Van Den Berg
                                 Trustee, Chairman, President and
                                 Principal Executive Officer
                                 CM Advisers Family of Funds

Date: October 25, 2005



By:  (Signature and Title)       /s/ James D. Brilliant
                                 _________________________________
                                 James D. Brilliant
                                 Trustee, Treasurer and Principal
                                 Financial Officer
                                 CM Advisers Family of Funds

Date: October 25, 2005